PARTICIPATING LOAN INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Participating Loan Interests [Abstract]
Disclosure of participating interest
The outstanding principal of the participating loan interests relates to the following properties:

(US$ Millions)	Participation interest		Carrying value
Name of property	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Darling Park Complex, Sydney	30%	30%	$251	$215
IAG House, Sydney	50%	50%	111	101
Jessie Street, Sydney	100%	100%	155	155
Total participating loan interests			$517	$471